Supplemental Disclosures with Respect to Cash Flows	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures with Respect to Cash Flows
13.	Supplemental Disclosures with Respect to Cash Flows
	Three Month Period Ended 31 October
	2019	2018
Cash paid during the period for interest	$-	$-
Cash paid during the period for income taxes	$-	$-

13.	Supplemental Disclosures with Respect to Cash Flows
	Year Ended 31 July
	2019	2018
Cash paid during the period for interest	$392,623	$-
Cash paid during the period for income taxes	$-	$-